UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
           --------------------------------------------------
Address:    444 Madison Avenue 24th Floor
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-13250
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
           --------------------------------------------------
Title:       Principal
           --------------------------------------------------
Phone:       212-247-2990
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Dennis H. Leibowitz               New York, New York     August 15, 2011
-----------------------------      -------------------      ----------------
[Signature]                        [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          39
                                               -------------

Form 13F Information Table Value Total:         $403,619
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE

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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- ---------------- --------- -------- ------------------ ---------- -------- -----------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
--------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ------

APPLE INC                   COM              037833100    15787    47,030 SH       SOLE                   47,030      0      0
AT&T INC                    COM              00206r102    10516   334,808 SH       SOLE                  334,808      0      0
ATMEL CORP                  COM              049513104     2241   159,257 SH       SOLE                  159,257      0      0
BARCLAYS BK PLC             IPTH S&P VIX NEW 06740c261     9638   455,900 SH       SOLE                  455,900      0      0
BOINGO WIRELESS INC         COM              09739c102      549    60,440 SH       SOLE                   60,440      0      0
CBS CORP NEW                CL B             124857202     9184   322,345 SH       SOLE                  322,345      0      0
CINCINNATI BELL INC NEW     COM              171871106     1507   453,910 SH       SOLE                  453,910      0      0
CINEMARK HOLDINGS INC       COM              17243v102    18955   915,260 SH       SOLE                  915,260      0      0
COMCAST CORP NEW            CL A             20030n101    23514   927,945 SH       SOLE                  927,945      0      0
CROWN CASTLE INTL CORP      COM              228227104    13299   326,039 SH       SOLE                  326,039      0      0
CROWN CASTLE INTL CORP      COM              228227104     6241   153,000 SH  PUT  SOLE                  153,000      0      0
DIRECTV                     COM CL A         25490a101    14765   290,527 SH       SOLE                  290,527      0      0
DISNEY WALT CO              COM DISNEY       254687106     5383   137,890 SH       SOLE                  137,890      0      0
ECHOSTAR CORP               CL A             278768106    13556   372,105 SH       SOLE                  372,105      0      0
INTERPUBLIC GROUP COS INC   COM              460690100    19838 1,587,073 SH       SOLE                1,587,073      0      0
INTUIT                      COM              461202103     4843    93,377 SH       SOLE                   93,377      0      0
JIAYUAN COM INTL LTD        SPONSORED ADR    477374102     4314   377,390 SH       SOLE                  377,390      0      0
KNOLOGY INC                 COM              499183804     6000   404,010 SH       SOLE                  404,010      0      0
LIBERTY GLOBAL INC          COM SER A        530555101     2553    56,682 SH       SOLE                   56,682      0      0
LIBERTY GLOBAL INC          COM SER C        530555309    10504   245,998 SH       SOLE                  245,998      0      0
LIBERTY MEDIA CORP NEW      CAP COM SER A    53071m302    12892   150,346 SH       SOLE                  150,346      0      0
LIVEPERSON INC              COM              538146101    14465 1,022,987 SH       SOLE                1,022,987      0      0
MANPOWERGROUP INC           COM              56418h100    17323   322,880 SH       SOLE                  322,880      0      0
MARCHEX INC                 CL B             56624r108     2183   245,876 SH       SOLE                  245,876      0      0
NII HLDGS INC               CL B NEW         62913f201    18371   433,478 SH       SOLE                  433,478      0      0
NXP SEMICONDUCTORS N V      COM              n6596x109     6225   232,885 SH       SOLE                  232,885      0      0
OMNICOM GROUP INC           COM              681919106     6068   126,000 SH       SOLE                  126,000      0      0
OMNIVISION TECHNOLOGIES INC COM              682128103     3071    88,210 SH       SOLE                   88,210      0      0
OPENTABLE INC               COM              68372a104     3673    44,190 SH       SOLE                   44,190      0      0
QUALCOMM INC                COM              747525103    19857   349,650 SH       SOLE                  349,650      0      0
REACHLOCAL INC              COM              75525f104     3288   157,872 SH       SOLE                  157,872      0      0
RIGNET INC                  COM              766582100    11098   652,840 SH       SOLE                  652,840      0      0
SBA COMMUNICATIONS CORP     COM              78388j106     2626    68,773 SH       SOLE                   68,773      0      0
SHUTTERFLY INC              COM              82568p304    14906   259,601 SH       SOLE                  259,601      0      0
SIGNET JEWELERS LIMITED     SHS              g81276100    22752   486,040 SH       SOLE                  486,040      0      0
SPRINT NEXTEL CORP          COM SER 1        852061100    16590 3,077,842 SH       SOLE                3,077,842      0      0
TIME WARNER INC             COM NEW          887317303    16423   451,550 SH       SOLE                  451,550      0      0
VALASSIS COMMUNICATIONS INC COM              918866104     4963   163,800 SH       SOLE                  163,800      0      0
VIACOM INC NEW              CL B             92553p201    13658   267,800 SH       SOLE                  267,800      0      0
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